Derivative Warrant Liability (Details) - Schedule of Derivative Warrant Liability - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Warrant Liability [Abstract]
Issuance of 21,228,900 warrants in connection with merger	$ 4,245,780	$ 11,675,815
Fair value remeasurement of derivative warrant liability	(3,931,592)	(7,430,035)
Total	$ 314,188	$ 4,245,780